Equity-Based Compensation (Details) - Schedule of fair value of unit options issued	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Option, Quantitative Disclosures [Line Items]
Expected volatility	59.50%	55.00%
Expected term (years)	6 years 3 months	6 years 3 months
Expected dividends	0.00%	0.00%
Risk-free rate	0.65%
Minimum [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Risk-free rate		1.30%
Maximum [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Risk-free rate		3.10%